BASIS OF PRESENTATION (Details) (Fiat Industrial, EUR €) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Nov. 25, 2012	Jan. 02, 2011
Basis of Presentation
Ownership interest in CNH	87.00%	87.00%	87.00%	89.00%
Forecast
Basis of Presentation
Business combination aggregate amount of capping for exercise of withdrawal and opposition rights	325	325